Pension and Other Postretirement Employee Benefit Plans (Details 3) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Defined benefit pension plans, U.S. [Member]
Estimated pretax amounts that will be amortized from AOCI into net periodic benefit cost
Net loss	$ 168
Prior service cost/(credit)	(43)
Total	125
Defined benefit pension plans, Non-U.S. [Member]
Estimated pretax amounts that will be amortized from AOCI into net periodic benefit cost
Net loss	44
Prior service cost/(credit)	(1)
Total	43
OPEB plans, U.S. [Member]
Estimated pretax amounts that will be amortized from AOCI into net periodic benefit cost
Net loss	0
Prior service cost/(credit)	(8)
Total	(8)
OPEB plans, Non-U.S. [Member]
Estimated pretax amounts that will be amortized from AOCI into net periodic benefit cost
Net loss	0
Prior service cost/(credit)	0
Total	$ 0